Trade accounts receivable	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable
Trade accounts receivable

7 Trade accounts receivable

The Company’s average receivables term is generally 30 days; therefore, the carrying value of the trade accounts receivable approximates their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are transferred and the trade accounts receivable are derecognized.

As of December 31, 2022, the amounts of trade accounts receivable transferred and derecognized maturing after December 31, 2022, was R$3.5 billion (2021: R$3.5 billion). Loss recognized at the date of transfer of the abovementioned receivables were R$73 million (2021: R$39 million), recorded under Financial Expenses.

	Note	2022	2021
Customers
Domestic market
Third parties		1,533,675	2,851,701
Related parties	9	13,791	12,240
		1,547,466	2,863,941
Foreign market
Third parties		1,796,559	4,434,653
		1,796,559	4,434,653
Expected credit losses	(i)	(112,091)	(131,634)
Total		3,231,934	7,166,960

Current assets		3,231,934	7,153,565
Non-current assets		-	13,395
Total		3,231,934	7,166,960

(i)	According to the Management, the Company's Expected Credit Losses ("PCE") are considered sufficient to cover any losses on accounts receivable. To estimate this loss, the Company considers the following criteria: (i) receivables past due and falling due within 90 days, weighted by each client's operational risk; (ii) receivables in renegotiation process; (ii) receivables past due 90 to 180 days; (iv) receivables past due over 180 days; (v) receivables in collection by the courts; and (vi) receivables from clients classified with high operational risk. The table below shows PCE by maturity:

			2022			2021
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total

Accounts receivables not past due	2,687,775	(34,931)	2,652,844	6,705,123	(12,291)	6,692,832
Past due securities:	-	-
Up to 90 days	536,289	(6,783)	529,506	431,899	(2,264)	429,635
Between 91 to 180 days	25,015	(3,010)	22,005	45,134	(1,390)	43,744
Above 180 days	94,946	(67,367)	27,579	116,438	(115,689)	749

Total	3,344,025	(112,091)	3,231,934	7,298,594	(131,634)	7,166,960

The changes in the expected credit loss are presented below:

	2022	2021	2020

Balance at the beginning of the year	(131,634)	(173,007)	(229,323)
Additions	(87,898)	(144,888)	(65,571)
Reversals	71,400	149,681	28,563
Write-off of securities considered uncollectible	36,041	36,580	93,324
Balance at the end of the year	(112,091)	(131,634)	(173,007)

Write-off

The gross carrying amount of a financial asset is written-off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.